Short-Term Investments (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Short-Term Investments [Abstract]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	fair value on a recurring basis
Receivable from issuer	¥ 58,213	$ 58,213